Lease (Tables)	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases

The Company primarily has operating leases for administrative office or employees’ dormitories, through third-parties. A summary of supplemental balance sheet information related to operating leases as of December 31, 2024 and 2023 was as follows:

	As of December 31, 2024	As of December 31, 2023
Lease right-of-use assets, net	$11,868	$-

Lease liabilities, current	7,477	-
Lease liabilities, non-current	4,463	-

Total lease liabilities	$11,940	$-

Weighted average remaining lease term	19 months	-

Weighted average discount rate*	2.9%	-

*	The discount rate is based on its incremental internal bank loan borrowing rate.

Schedule of Lease Expenses Recognized in the Consolidated Statement of Income and Comprehensive Income(Loss)

A summary of lease expenses recognized in the consolidated statement of income and comprehensive income(loss) for the year ended December 31, 2024 and 2023 and supplemental cash flow information related to operating leases were as follows:

	For the year ended December 31, 2024	For the year ended December 31, 2023
Operating lease expenses – short-term lease	$13,899	$-
Interest for lease liability	166	-
Right-of-use assets amortization	3,109	-

Schedule of Minimum Future Lease Payments Under Non-Cancellable Operating Leases

Minimum future lease payments under non-cancellable operating leases described above as of December 31, 2024 were as follows:

As of September 30, 2024
By December 31, 2025	$7,724
By December 31, 2026	4,506
By December 31, 2027	-
By December 31, 2028	$-
Total future lease payments	12,230

Less: present value discount	(290)

Total operating lease liabilities	$11,940